Transactions and Balances with Related Parties - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Transactions and Balances with Related Parties [Abstract]
Interest expenses (See Note 8)	$ 880	$ 2,937
Share-based compensation to non-executive directors	$ 324	$ 61